Feb-07-05 02:35pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-060 P.003/003 F-470

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001241

Cert NYS

1-14829

NYSE

RECEIVED
FEB 7 2005

February 7, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Molson Coors Brewing Company, Class A Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 7, 2005. Tentative listing date – February 9, 2005.

Sincerely,

Paras Madho

PROCESSED
FEB 09 2005
THOMSON
FINANCIAL